UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21396
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                 Excelsior Absolute Return Fund of Funds, LLC
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               (Exact name of registrant as specified in charter)

                               225 High Ridge Road
                               Stamford, CT 06905

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              (Address of principal executive offices) (Zip code)

                     U.S. Trust Hedge Fund Management, Inc.
                               225 High Ridge Road
                               Stamford, CT 06905
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                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (203) 352-4497
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                       Date of fiscal year end: March 31
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                    Date of reporting period: June 30, 2005
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ITEM 1.   SCHEDULE OF INVESTMENTS

The Registrant invests substantially all of its assets in Excelsior Absolute Return Fund of Funds Master Fund, LLC (the "Company"). The percentage of the Company's members' equity owned by the Fund at June 30, 2005 was 86.29%. The Registrant has included the Company's schedule of investments as of June 30, 2005 below. The Company's schedule of investments was also filed on Form N-Q with the Securities and Exchange Commission on August 29, 2005.

                    Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                                     Schedule of Investments
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                                                               June 30, 2005

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                                                                                   % of                        First
                                            First                                Members'    % Ownership     Available
                                          Acquisition                  Fair      Equity -   of Investment   Redemption
Investment Funds                             Date         Cost         Value    Net Assets      Funds          Date *   Liquidity **
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Fixed Income
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Citadel Wellington, LLC                   12/01/2003  $ 23,750,000  $ 25,183,692    9.19%        0.81%          N/A      Quarterly
Highbridge Capital Corporation- Class A   12/01/2003    11,250,000    11,678,478    4.26%        0.20%          N/A      Quarterly
MKP Opportunity Partners, L.P.            12/01/2003     5,000,000     5,238,859    1.91%        2.89%          N/A       Monthly
MKP Partners, L.P.                        12/01/2003     5,600,000     5,875,229    2.14%        2.94%          N/A      Quarterly
Polygon Global Opportunities Fund, L.P.    8/01/2004    10,200,000    10,596,550    3.86%        4.46%          N/A      Quarterly
Silverback Partners, L.P.                  1/01/2004     6,500,000     5,516,628    2.01%        3.68%          N/A      Quarterly
Suttonbrook Capital Partners, L.P.        10/01/2004     9,500,000     9,811,223    3.58%        4.57%        10/01/05   Quarterly
                                                      ------------------------------------
     Strategy Total                                     71,800,000    73,900,659   26.95%
Equity
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Galleon Diversified Fund, Ltd.- Class E   12/01/2003    12,600,000    12,575,619    4.59%        2.29%          N/A      Quarterly
Copper Beech Partners II, L.P.            12/01/2003    11,850,000    11,992,569    4.37%        4.70%          N/A      Quarterly
Heirloom Qualified Partners, L.P.         12/01/2003    11,350,000    12,055,280    4.40%        7.80%          N/A      Quarterly
Glenview Capital Partners, L.P.           12/01/2003    11,300,000    15,634,422    5.70%        4.70%          N/A      Quarterly
The Mako Europe Fund, L.P.                12/01/2003     9,500,000     9,402,638    3.43%       18.54%          N/A       Monthly
Cantillon World, L.P.                     12/01/2003     3,050,000     4,054,215    1.48%        0.93%          N/A      Quarterly
Shoshone Partners, L.P.                   12/01/2003    10,500,000    13,003,670    4.74%        4.26%          N/A       Annually
Maverick Levered Partners, L.P.            5/01/2004     6,000,000     6,677,071    2.44%        0.97%        5/1/07     Quarterly
                                                      ------------------------------------
     Strategy Total                                     76,150,000    83,395,484   31.15%
Macro/CTA/Short-Term Trading
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Sunrise Commodities Select Portfolio-
Davco Fund, L.P.                          12/01/2003     7,450,000     7,245,739    2.64%        2.44%          N/A       Monthly
The Capital Fund (Domestic), LLC          12/01/2003     6,750,000     6,802,380    2.48%        6.94%          N/A       Monthly
Bridgewater Pure Alpha Trading Co. Ltd.-
Class B                                    2/01/2004     6,400,000     7,134,010    2.60%        0.16%          N/A       Monthly
OLEA Global Partners, L.P.                10/01/2004     5,000,000     4,770,236    1.74%        3.72%        10/1/05    Quarterly
Caxton Global Investments (USA) LLC        1/01/2005     9,000,000     9,082,884    3.31%        4.32%         1/1/06    Quarterly
                                                      ------------------------------------
     Strategy Total                                     34,600,000    35,035,249   12.77%
Event Driven
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Castlerigg Partners, L.P.                 12/01/2003    16,000,000    17,511,321    6.40%        3.11%          N/A      Quarterly
Canyon Value Realization Fund, L.P.       12/01/2003    12,500,000    14,532,852    5.30%        0.91%          N/A       Annually
K Capital  II, L.P.                       12/01/2003    14,000,000    14,420,958    5.26%        3.29%          N/A      Quarterly
Brencourt Arbitrage, L.P.                  4/01/2004     5,000,000     5,248,591    1.91%        7.17%          N/A      Quarterly
York Capital Management, L.P.              7/01/2004    14,500,000    16,318,134    5.95%        3.08%          N/A       Annually
Empyrean Capital Fund, L.P.                7/01/2004    11,500,000    11,948,761    4.36%        2.35%         7/1/05    Quarterly
                                                      ------------------------------------
     Strategy Total                                     73,500,000    79,980,617   29.18%
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Total Investments in investment funds                 $256,050,000   274,312,009  100.05%
Other Assets, Less Liabilities                                          (130,317)  (0.05%)
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Members' Equity - Net Assets                                        $274,181,692  100.00%
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*    From original investment date.
**   Available frequency of redemptions after initial lock-up period.
N/A Initial lock-up period has either expired prior to June 30, 2005 or the Investment Fund did not have an intial lock-up period. However specific redemption restrictions may apply.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exhange Act of 1934.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(a) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

Certification's required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit I and Exhibit II herewith.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Absolute Return Fund of Funds, LLC
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By (Signature and Title)*   /s/ Lee A. Gardella
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                           Lee A. Gardella, Principal Executive Officer
Date August 29, 2005
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant) Excelsior Absolute Return Fund of Funds, LLC
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By (Signature and Title)*   /s/ Robert F. Aufenanger
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                           Robert F. Aufenanger, Principal Financial Officer
Date August 29, 2005
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